[redacted]

10013049

Received SEC
JUL 1 2 2010
Washington, DC 20549

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

<u>By Electronic Delivery to: filer-support@sec.gov</u>

CERTNAS
001-32845

July 12, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 21, 2010, The Nasdaq Stock Market (the "Exchange") received from General Finance Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b)/A for the registration of the following securities:

Units of Common Stock and a Warrant to Purchase Common Stock
Warrants to Purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick